SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	4. SHAREHOLDERS' EQUITY During the six month period ended June 30, 2013, 50,000 shares were issued as a result of exercise of warrants.